Investment Objectives and Goals	Sep. 30, 2026
Calamos Russell 2000 Structured Alt Protection ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Russell 2000® Structured Alt Protection ETF® – October